1
Gabelli ESG Fund, Inc.
Schedule of Investments — December 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 98.7%
Automotive  — 3.0%
8,641 Daimler Truck Holding AG† ....................... $ 267,734
4,050 Mercedes-Benz Group AG ......................... 266,189
2,110 Toyota Motor Corp., ADR .......................... 288,184
822,107
Automotive: Parts and Accessories  — 0.6%
1,000 Genuine Parts Co. ..................................... 173,510
Beverage  — 1.6%
5,000 Danone SA ............................................... 263,491
2,615 The Coca-Cola Co. .................................... 166,340
429,831
Broadcasting  — 0.7%
4,500 Liberty Media Corp.-
Liberty SiriusXM, Cl. C† ........................ 176,085
Building and Construction  — 3.1%
22,000 Canfor Corp.† ........................................... 346,248
1,460 Cavco Industries Inc.† .............................. 330,325
2,500 Johnson Controls International plc ............ 160,000
836,573
Business Services  — 0.6%
205 Mastercard Inc., Cl. A ............................... 71,285
400 Visa Inc., Cl. A .......................................... 83,104
154,389
Cable and Satellite  — 1.2%
8,300 Comcast Corp., Cl. A ................................ 290,251
2,400 EchoStar Corp., Cl. A† .............................. 40,032
330,283
Computer Hardware  — 1.1%
2,050 International Business Machines Corp. ...... 288,825
Computer Software and Services  — 4.4%
4,800 Alphabet Inc., Cl. A† ................................. 423,504
2,400 Cisco Systems Inc. ................................... 114,336
3,250 Gen Digital Inc. ......................................... 69,647
10,000 Hewlett Packard Enterprise Co. ................. 159,600
830 Microsoft Corp. ........................................ 199,051
160 Rockwell Automation Inc. ......................... 41,211
285 Salesforce Inc.† ....................................... 37,788
1,085 VMware Inc., Cl. A† .................................. 133,195
1,178,332
Consumer Products  — 4.6%
4,000 Church & Dwight Co. Inc. ......................... 322,440
1,000 Johnson Outdoors Inc., Cl. A .................... 66,120
11,250 Sony Group Corp., ADR ............................ 858,150
1,246,710
Consumer Services  — 0.5%
8,500 Resideo Technologies Inc.† ...................... 139,825
Shares
Market
Value
Diversified Industrial  — 3.8%
10,800 ABB Ltd., ADR .......................................... $ 328,968
400 Agilent Technologies Inc. .......................... 59,860
16,000 Bollore SE ................................................ 89,404
735 Eaton Corp. plc ......................................... 115,358
15,000 Flex Ltd.† ................................................. 321,900
950 Jacobs Solutions Inc. ............................... 114,067
1,029,557
Energy and Utilities  — 5.1%
16,400 NextEra Energy Inc. .................................. 1,371,040
Entertainment  — 3.4%
1,675 Madison Square Garden Sports Corp. ....... 307,078
1,150 The Walt Disney Co.† ............................... 99,912
8,250 Universal Music Group NV ........................ 198,790
33,000 Vivendi SE ................................................ 314,886
920,666
Environmental Services  — 5.2%
1,000 Ecolab Inc. ............................................... 145,560
16,199 Evoqua Water Technologies Corp.† ........... 641,480
3,000 Waste Connections Inc. ............................ 397,680
1,500 Waste Management Inc. ........................... 235,320
1,420,040
Equipment and Supplies  — 1.1%
15,000 Ardagh Metal Packaging SA ...................... 72,150
10,000 Mueller Water Products Inc., Cl. A ............. 107,600
430 Parker-Hannifin Corp. ............................... 125,130
304,880
Financial Services  — 17.6%
42,730 Aegon NV ................................................. 216,718
3,910 Ally Financial Inc. ..................................... 95,600
4,800 American Express Co. ............................... 709,200
32,700 Banco Bilbao Vizcaya Argentaria SA .......... 197,211
10,000 Barclays plc .............................................. 19,164
1,010 Citigroup Inc. ........................................... 45,682
27,000 Commerzbank AG† ................................... 255,379
10,796 Credit Agricole SA .................................... 113,613
62,300 Daiwa Securities Group Inc. ...................... 276,752
1,039 Diamond Hill Investment Group Inc. .......... 192,236
1,600 Franklin Resources Inc. ............................ 42,208
18,200 ING Groep NV .......................................... 221,863
1,650 Intercontinental Exchange Inc. .................. 169,273
103,900 NatWest Group plc ................................... 333,117
6,776 NN Group NV ........................................... 276,789
900 PayPal Holdings Inc.† ............................... 64,098
2,085 S&P Global Inc. ........................................ 698,350
4,150 Shinhan Financial Group Co. Ltd., ADR ..... 115,909
2,044 Societe Generale SA ................................. 51,374
18,800 Standard Chartered plc ............................. 141,461
3,850 State Street Corp. ..................................... 298,645
3,650 The Bank of New York Mellon Corp. .......... 166,148

Gabelli ESG Fund, Inc.
Schedule of Investments (Continued) — December 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
1,200 Webster Financial Corp. ............................ $ 56,808
4,757,598
Food  — 9.3%
10,000 Mondelēz International Inc., Cl. A .............. 666,500
9,575 Nestlé SA ................................................. 1,109,464
1,200 The Hain Celestial Group Inc.† .................. 19,416
14,300 Unilever plc, ADR ..................................... 720,005
2,515,385
Health Care  — 13.4%
3,200 Baxter International Inc. ............................ 163,104
600 Becton, Dickinson and Co. ........................ 152,580
10,475 Bristol-Myers Squibb Co. .......................... 753,676
630 Cigna Corp. .............................................. 208,744
475 Danaher Corp. .......................................... 126,074
2,300 Gilead Sciences Inc. ................................. 197,455
1,200 GSK plc, ADR ........................................... 42,168
3,400 Haleon plc, ADR† ..................................... 27,200
715 HCA Healthcare Inc. .................................. 171,571
5,000 Henry Schein Inc.† ................................... 399,350
335 Illumina Inc.† ........................................... 67,737
250 IQVIA Holdings Inc.† ................................ 51,223
635 Laboratory Corp. of America Holdings ....... 149,530
2,950 Medtronic plc ........................................... 229,274
1,300 Merck & Co. Inc. ...................................... 144,235
1,175 Vertex Pharmaceuticals Inc.† .................... 339,317
2,710 Zoetis Inc. ................................................ 397,151
3,620,389
Machinery  — 9.9%
290 Caterpillar Inc. .......................................... 69,472
82,800 CNH Industrial NV .................................... 1,329,768
11,500 Xylem Inc. ................................................ 1,271,555
2,670,795
Real Estate Investment Trust  — 0.5%
1,000 Alexandria Real Estate Equities Inc. ........... 145,670
Retail  — 2.5%
1,950 Lowe's Companies Inc. ............................. 388,518
875 NIKE Inc., Cl. B ......................................... 102,384
830 Target Corp. ............................................. 123,703
1,600 Walgreens Boots Alliance Inc. ................... 59,776
674,381
Semiconductors  — 1.5%
300 Applied Materials Inc. ............................... 29,214
4,500 Intel Corp. ................................................ 118,935
365 NVIDIA Corp. ........................................... 53,341
1,000 QUALCOMM Inc. ...................................... 109,940
1,075 Teradyne Inc. ........................................... 93,901
405,331
Shares
Market
Value
Specialty Chemicals  — 3.2%
1,025 Air Products and Chemicals Inc. ............... $ 315,966
4,500 International Flavors & Fragrances Inc. ..... 471,780
635 Rogers Corp.† .......................................... 75,781
863,527
Telecommunications  — 0.4%
570 American Tower Corp., REIT ..................... 120,760
Transportation  — 0.4%
1,500 Canadian Pacific Railway Ltd. ................... 111,885
TOTAL COMMON STOCKS .................. 26,708,374
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 1.3%
$ 365,000 U.S. Treasury Bills,
4.195% to 4.342%††,
03/09/23 to 03/30/23 ............................ 361,743
TOTAL INVESTMENTS — 100.0%
(Cost $20,568,822) ............................... $ 27,070,117
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust